Summary of Significant Accounting Policies - Impairment of Long-Lived Assets (Details) - USD ($)		1 Months Ended	2 Months Ended	6 Months Ended
	Jul. 31, 2024	Jul. 30, 2024	Sep. 30, 2024	Jun. 30, 2024
Summary of Significant Accounting Policies
Impairment of long-lived assets	$ 0	$ 0	$ 0	$ 0